Cover	Aug. 03, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 03, 2021
Entity Registrant Name	INTELSAT S.A.
Entity Incorporation, State or Country Code	N4
Entity File Number	001-35878
Entity Tax Identification Number	98-1009418
Entity Address, Address Line One	4 rue Albert Borschette
Entity Address, City or Town	Luxembourg
Entity Address, Country	LU
Entity Address, Postal Zip Code	L-1246
City Area Code	27-84
Local Phone Number	1600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001525773
Amendment Flag	false